Segment Information (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segment Results From Continuing Operations
A summary of segment results for the periods presented are as follows:

	Year Ended December 31
	Trade Sales	Inter- Segment Sales	Total Sales	EBIT
2016
Residential Products	$1,571.4	$17.2	$1,588.6	$167.5
Industrial Products	289.4	293.1	582.5	65.3
Furniture Products	989.3	59.3	1,048.6	106.6
Specialized Products	899.8	6.5	906.3	181.4
Intersegment eliminations and other				1.2
	$3,749.9	$376.1	$4,126.0	$522.0
2015
Residential Products	$1,666.1	$21.9	$1,688.0	$154.7
Industrial Products	427.6	349.0	776.6	76.8
Furniture Products	982.7	89.1	1,071.8	118.1
Specialized Products	840.8	6.4	847.2	150.2
Intersegment eliminations and other (1)				(13.3)
	$3,917.2	$466.4	$4,383.6	$486.5
2014
Residential Products	$1,574.2	$21.2	$1,595.4	$88.4
Industrial Products	492.0	321.3	813.3	44.0
Furniture Products	903.3	49.3	952.6	82.0
Specialized Products	812.8	4.2	817.0	119.5
Intersegment eliminations and other				(2.4)
	$3,782.3	$396.0	$4,178.3	$331.5

Revenues From External Customers
Revenues from trade customers, by product line, are as follows:

	Year Ended December 31
	2016	2015	2014
Residential Products
Bedding group	$831.8	$918.3	$833.4
Fabric & Carpet Cushion group	666.8	675.0	672.3
Machinery group	72.8	72.8	68.5
	1,571.4	1,666.1	1,574.2
Industrial Products
Wire group (1)	289.4	338.6	397.6
Steel Tubing group (1)	—	89.0	94.4
	289.4	427.6	492.0

Furniture Products
Home Furniture group	413.3	442.9	431.7
Consumer Products group	327.2	305.6	277.3
Work Furniture group	248.8	234.2	194.3
	989.3	982.7	903.3
Specialized Products
Automotive group	695.0	621.9	589.4
Aerospace Products group	129.7	123.2	123.9
Commercial Vehicle Products group (1)	75.1	95.7	99.5
	899.8	840.8	812.8
	$3,749.9	$3,917.2	$3,782.3

(1) Certain operations in the Wire and CVP groups were sold in 2016. The Steel Tubing group was sold in 2015. See Note B.

Schedule Of Revenue From External Sales And Long-Lived Assets, By Geographical Areas
Segment assets for all years are reflected at their estimated average for the year. Acquired companies’ long-lived assets as disclosed below include property, plant and equipment and other long-term assets.

	Year Ended December 31
	Assets	Additions to Property, Plant and Equipment	Acquired Companies’ Long-Lived Assets	Depreciation And Amortization
2016
Residential Products	$527.2	$32.4	$11.2	$42.9
Industrial Products	147.4	10.1	—	11.8
Furniture Products	219.4	16.6	—	14.4
Specialized Products	248.7	42.2	13.7	29.7
Other (1)	.2	—	—	—
Average current liabilities included in segment numbers above	495.9	—	—	—
Unallocated assets (2)	1,378.3	22.7	—	16.6
Difference between average assets and year-end balance sheet	(33.0)	—	—	—
	$2,984.1	$124.0	$24.9	$115.4
2015
Residential Products	$548.2	$36.1	$.2	$42.5
Industrial Products	186.7	12.5	—	14.2
Furniture Products	212.0	13.9	25.4	13.7
Specialized Products	230.1	31.1	—	28.2
Other (1)	6.3	—	—	.1
Average current liabilities included in segment numbers above	516.6	—	—	—
Unallocated assets (2)	1,387.0	9.6	—	14.5
Difference between average assets and year-end balance sheet	(123.2)	—	—	—
	$2,963.7	$103.2	$25.6	$113.2
2014
Residential Products	$518.7	$42.1	$47.3	$42.7
Industrial Products	202.6	13.6	—	14.0
Furniture Products	195.5	10.2	13.5	13.7
Specialized Products	229.6	25.2	—	28.6
Other (1)	68.0	1.4	—	2.9
Average current liabilities included in segment numbers above	520.8	—	—	—
Unallocated assets (2)	1,465.7	1.6	—	16.0
Difference between average assets and year-end balance sheet	(65.0)	—	—	—
	$3,135.9	$94.1	$60.8	$117.9

(1)	Businesses sold or classified as discontinued operations during the years presented.

(2)
Unallocated assets consist primarily of goodwill, other intangibles, cash and deferred tax assets. Unallocated depreciation and amortization consists primarily of depreciation of non-operating assets and amortization of debt issue costs.

, based on the geography of manufacture.

	Year Ended December 31
	2016	2015	2014
Trade sales
United States	$2,467.4	$2,703.7	$2,599.0
Europe	445.2	426.8	422.7
China	420.0	392.0	390.0
Canada	215.1	203.1	206.5
Mexico	132.8	117.3	90.1
Other	69.4	74.3	74.0
	$3,749.9	$3,917.2	$3,782.3
Tangible long-lived assets
United States	$342.8	$336.8	$331.8
Europe	128.6	123.6	129.6
China	45.5	41.8	40.5
Canada	29.6	23.0	25.6
Mexico	6.3	7.6	9.8
Other	12.7	8.0	11.5
	$565.5	$540.8	$548.8